Income Taxes - Reconciliation of Effective Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Israel tax benefit at statutory rate	$ (40,784)	$ (2,362)	$ (3,151)
Preferred enterprise	3,052	169	750
Foreign rate differential	912	332	2,376
Share-based compensation	1,753	1,328	245
Prior period adjustments	84
Permanent differences	98	83	(138)
ASC 606		0	133
Uncertain tax position	3,784	5	234
Change in valuation allowance	4,444	184	(74)
Total provision for income taxes	1,558	1,075	475
Warrant
Income Tax Contingency [Line Items]
Warrant revaluation	23,325	1,336	100
Tranche Rights
Income Tax Contingency [Line Items]
Warrant revaluation	$ 4,890	$ 0	$ 0